Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020 USD ($)
Statutory rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Taxable loss carryforward	¥ 303,384				$ 46,495
Undistributed earnings	0
Withholding tax accrued on undistributed earnings	¥ 0
MKD HK
Statutory rate	16.50%
Shanghai MOLBASE
Percentage of enterprise income tax.		15.00%	15.00%	15.00%
Preferential tax rate effective period (in years)	3 years
ShaanXi MOLBASE
Eligible for reduction of taxable income	50.00%	50.00%
Eligible for reduction of EIT	20.00%	20.00%
Shanghai MOUHUA
Eligible for reduction of taxable income	50.00%	50.00%
Eligible for reduction of EIT	20.00%	20.00%